Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivables

Accounts receivables, net are comprised of:

	December 31, 2014	December 31, 2013
Domestic customers	267,478	491,550
Foreign customers	131,386	178,252

Total accounts receivable	398,864	669,802
Less allowance for doubtful accounts	(68,493)	(81,803)

Total accounts receivable, net	330,371	587,999

Schedule of Changes in Allowance for Doubtful Accounts

The following table summarizes the changes in the allowance for doubtful accounts for the years ended December 31:

	2014	2013	2012
Balance at beginning of year	(81,803)	(73,402)	(45,969)
Allowance for doubtful accounts	(34,812)	(10,165)	(22,528)
Accounts receivable written off	17,574	3,562	4,209
Effect of disposal of subsidiaries	6,730	(5,194)	—
Allowance for doubtful accounts of acquired entities	—	—	(7,784)
Translation difference	23,818	3,396	(1,330)

Balance at end of year	(68,493)	(81,803)	(73,402)